RELATED PARTY TRANSACTIONS	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 9 – RELATED PARTY TRANSACTIONS

As at March 31, 2023, the Company owed an aggregate of $89,016 (December 31, 2022 - $Nil) to related parties of the Company.

In the three months ended March 31, 2023, the Company incurred and settled $72,000 (March 31, 2022 - $60,000) in professional service rendered by related parties of the Company and incurred and settled $7,405 of various expenses incurred by these parties in relation to their services rendered to the Company. The services were provided by entities which are controlled by management and are pursuant to various consulting agreements.

The Company also incurred $332,750 and settled $243,750 in compensation to Directors and Executive Officers for their services rendered   during the three months ended March 31, 2023 (March 31, 2022 - $43,200, respectively).

Additionally, as part of the Somahlution acquisition in 2020, the Company recorded a prepaid royalty to the shareholders of Somahlution. The former primary beneficial owner is Dr. Vithal Dhaduk, currently a director, and significant shareholder of the Company. During the three months ended March 31, 2023, the Company accrued $36,183 in royalties payable incurred on sales of the DuraGraft product outside of the U.S. This amount was offset against the prepaid royalty receivable. As at March 31, 2023, the Company had $302,908 in prepaid royalties (December 31, 2022 - $339,091) which had been classified as non-current in the condensed consolidated balance sheets.

9. Related Party Transactions

As of December 31, 2022, the Company owed an aggregate of $Nil (2021 - $1,132,634) to related parties of the Company

During the year ended December 31, 2022, the Company incurred and settled $172,800 in professional services rendered by related parties of the Company and incurred and settled $76,390 of various expenses incurred by these parties in relation to their services rendered to the Company. The services were provided by entities which are controlled by management and are pursuant to various consulting agreements.

Additionally, as part of the Somahlution transaction in 2020 (Note 2), the Company recorded a prepaid royalty to the stockholders of Somahlution. The primary beneficial owner is Dr. Vithal Dhaduk, a director and significant stockholder of the Company. As at December 31, 2022, the Company had $339,091 in prepaid royalties (2021 - $339,091) which had been classified as non-current in the consolidated balance sheets.